Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Measurements
Schedule of assets and liabilities that were measured at fair value on a recurring basis

	Fair Value Measured as of September 30, 2021
($in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$238,375	$—	$—	$238,375
Total financial assets	$238,375	$—	$—	$238,375
Liabilities:
Contingent earnout liability	$—	$—	$169,200	$169,200
Common stock warrant liabilities (Private Placement Warrants)	—	—	555	555
Total financial liabilities	$—	$—	$169,755	$169,755

Summary of the changes in the fair value of the Company's Level 3 financial instruments

	Contingent	Private Placement
($in thousands)	Earnout Liability	Warrants

Fair value as of December 31, 2020	$—	$—
Private placement warrant liability acquired as part of the merger	—	(553)
Contingent earount liability recognized upon the closing of the reverse recapitalization	(159,432)	—
Change in fair value included in other (expense) income	(9,768)	(2)
Fair value as of September 30, 2021	$(169,200)	$(555)